Subsequent Events (Details)	Mar. 07, 2023 USD ($) Vessel Vote Right Subsidiary $ / shares shares	Mar. 02, 2023 $ / shares shares	Dec. 31, 2022 USD ($) Vessel $ / shares shares	Dec. 31, 2021 USD ($)	Apr. 27, 2021 USD ($)
$18.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount | $			$ 18,000,000	$ 18,000,000	$ 18,000,000
Toro Corp. [Member]
Subsequent Events [Abstract]
Common shares, authorized (in shares)			1,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.001
Number of vessels owned by each subsidiary | Vessel			1
Common shares outstanding (in shares)			1,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Common shares, authorized (in shares)		3,900,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)		100,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Number of tanker-owning subsidiaries | Subsidiary	8
Number of vessels owned by each subsidiary | Vessel	1
Common shares outstanding (in shares)	9,461,009
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)	1
Number of shares of Company stock held to receive one share of Toro common stock (in shares)	10
Subsequent Event [Member] | $18.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount | $	$ 18,000,000
Subsequent Event [Member] | Toro Corp. [Member]
Subsequent Events [Abstract]
Number of vessels owned by each subsidiary | Vessel	1
Common shares outstanding (in shares)	9,461,009
Subsequent Event [Member] | Toro Corp. [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, issued (in shares)	140,000
Preferred stock, dividend rate	1.00%
Preferred stock, stated amount (in dollars per share) | $ / shares	$ 1,000
Initial aggregate stated amount | $	$ 140,000,000
Percentage of volume weighted average price	150.00%
Subsequent Event [Member] | Toro Corp. [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Minimum [Member]
Subsequent Events [Abstract]
Consecutive trading day period	5 days
Conversion price (in dollars per share) | $ / shares	$ 2.5
Subsequent Event [Member] | Toro Corp. [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Maximum [Member]
Subsequent Events [Abstract]
Consecutive trading day period	10 days
Subsequent Event [Member] | Toro Corp. [Member] | Series B Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, issued (in shares)	40,000
Number of votes per share | Vote	100,000
Economic rights per share | Right	0